Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies

13.COMMITMENTS AND CONTINGENCIES

Contingencies

The Company may be subject to various claims and legal proceedings which arise in the normal course of business. Management believes that the ultimate resolution of any such matters will not have a material adverse effect on the financial position or results of operations of the Company.

The Company is currently the defendant in a lawsuit alleging that the Company wrongfully diluted the plaintiffs’ equity holdings. The Company settled with the primary plaintiffs in September 2019 for a cash payment of $1.7 million while those defendants forfeited their remaining preferred stock totaling 2,949 shares, representing a combination of Series 1 and Series A preferred shares in the Company and also forfeited 10,540 of common shares in the Company. The remaining plaintiffs are pursuing claims which the Company believes have no merit and will be dismissed.

18.COMMITMENTS AND CONTINGENCIES

Contingencies

The Company may be subject to various claims and legal proceedings which arise in the normal course of business. Management believes that the ultimate resolution of any such matters will not have a material adverse effect on the financial position or results of operations of the Company.

The Company is currently the defendant in a lawsuit alleging that the Company wrongfully diluted the plaintiffs’ equity holdings. The Company settled with the primary plaintiffs in September 2019 for a cash payment of $1.7 million while those defendants forfeited their remaining preferred stock totaling 2,949, representing a combination of Series 1 and Series A preferred shares in the Company and also forfeited 10,540 of common shares in the Company. The remaining plaintiffs are pursuing claims which the Company believes have no merit and will be dismissed.

Star Peak Energy Transition Corp [Member]
Commitments and Contingencies

Note 5—Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares into Class A common stock) pursuant to the registration and shareholder rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the closing date of the Initial Public Offering to purchase up to 5,250,000 additional Units to cover over-allotments, if any, at $10.00 per Unit, less underwriting discounts and commissions. On August 26, 2020, the Company consummated the sale of an additional 3,358,504 Units at the Initial Public Offering price at $10.00 per Unit pursuant to the notice of partial exercise from the underwriters.

The underwriters were entitled to an underwriting discount of $0.20 per Unit, or $7.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or approximately $12.3 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred underwriting commissions became payable to the underwriters from the amounts held in the Trust Account in connection with the consummation of the Business Combination on April 28, 2021.

In connection with the consummation of the sale of Units pursuant to the over-allotment option on August 26, 2020, the underwriters were entitled to an aggregate of approximately $0.7 million in fees payable upon closing and an additional deferred underwriting commissions of approximately $1.2 million.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares into Class A common stock) pursuant to the registration and shareholder rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the closing date of the Initial Public Offering to purchase up to 5,250,000 additional Units to cover over-allotments, if any, at $10.00 per Unit, less underwriting discounts and commissions. On August 26, 2020, the Company consummated the sale of an additional 3,358,504 Units at the Initial Public Offering price at $10.00 per Unit pursuant to the notice of partial exercise from the underwriters.

The underwriters were entitled to an underwriting discount of $0.20 per Unit, or $7.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or approximately $12.3 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In connection with the consummation of the sale of Units pursuant to the over-allotment option on August 26, 2020, the underwriters were entitled to an aggregate of approximately $0.7 million in fees payable upon closing and an additional deferred underwriting commissions of approximately $1.2 million.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.